AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2026
	Shares	Value
Common Stocks - 90.9%
Communication Services - 4.4%
Bharti Airtel, Ltd. (India)	46,142	$876,855
HYBE Co., Ltd. (South Korea)	6,007	1,217,792
Tencent Holdings, Ltd. (China)	45,639	2,878,560

Total Communication Services		4,973,207
Consumer Discretionary - 2.9%
Alibaba Group Holding, Ltd. (China)	110,250	1,728,112
Eternal, Ltd. (India)*	372,693	916,910
Minor International PCL (Thailand)	915,800	610,430

Total Consumer Discretionary		3,255,452
Energy - 1.5%
HD Hyundai Co., Ltd. (South Korea)	3,206	537,678
Yantai Jereh Oilfield Services Group Co., Ltd., Class A (China)	79,200	1,130,386

Total Energy		1,668,064
Financials - 1.1%
HSBC Holdings PLC (United Kingdom)	72,500	1,185,328
Health Care - 2.8%
Akeso, Inc. (China)*,1,2	58,000	987,561
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A (China)	123,200	995,568
WuXi AppTec Co., Ltd., Class H (China)[1]	77,400	1,185,415

Total Health Care		3,168,544
Industrials - 21.6%
Anhui Yingliu Electromechanical Co., Ltd., Class A (China)	63,600	576,523
Bharat Electronics, Ltd. (India)	332,996	1,424,973
Contemporary Amperex Technology Co., Ltd., Class A (China)	54,900	3,248,217
Hanwha Aerospace Co., Ltd. (South Korea)	1,364	1,163,092
HD Hyundai Electric Co., Ltd. (South Korea)	3,622	2,052,544
HD Hyundai Heavy Industries Co., Ltd. (South Korea)	9,086	2,910,429
Hyosung Heavy Industries Corp. (South Korea)	1,038	1,752,737
Hyundai Rotem Co., Ltd. (South Korea)	8,527	981,934
Jardine Matheson Holdings, Ltd. (Hong Kong)	10,800	776,339
Komatsu, Ltd. (Japan)	24,100	959,676
Larsen & Toubro, Ltd. (India)	35,327	1,313,378
Neway Valve Suzhou Co., Ltd., Class A (China)	103,100	729,251
Sany Heavy Equipment International Holdings Co., Ltd. (China)	323,500	459,359
Sieyuan Electric Co., Ltd., Class A (China)	174,000	5,146,230
	Shares	Value

Weichai Power Co. Ltd., Class H (China)	225,000	$797,900

Total Industrials		24,292,582
Information Technology - 48.9%
Accton Technology Corp. (Taiwan)	60,000	2,960,231
Asia Vital Components Co., Ltd. (Taiwan)	35,000	2,311,733
ASPEED Technology, Inc. (Taiwan)	2,000	689,390
Delta Electronics, Inc. (Taiwan)	222,000	10,010,062
Hon Hai Precision Industry Co., Ltd. (Taiwan)	170,000	1,039,171
Hon Precision, Inc. (Taiwan)	15,000	1,659,693
NAURA Technology Group Co., Ltd., Class A (China)	16,379	1,077,137
Samsung Electronics Co., Ltd. (South Korea)	76,273	8,920,996
Shengyi Technology Co., Ltd., Class A (China)	186,600	1,498,384
SK hynix, Inc. (South Korea)	5,622	3,189,727
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	341,500	19,750,490
Zhongji Innolight Co., Ltd., Class A (China)	21,600	1,850,452

Total Information Technology		54,957,466
Materials - 6.2%
BHP Group, Ltd. (Australia)	35,000	1,266,388
KCC Corp. (South Korea)	2,502	828,457
Newmont Corp. (United States)	17,420	1,877,983
Pidilite Industries, Ltd. (India)	24,702	334,660
Zijin Mining Group Co., Ltd., Class H (China)	588,000	2,645,118

Total Materials		6,952,606
Real Estate - 1.5%
Sun Hung Kai Properties, Ltd. (Hong Kong)	99,600	1,658,424

Total Common Stocks (Cost $79,652,791)		102,111,673
Short-Term Investments - 9.6%
Other Investment Companies - 9.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%[3]	4,320,480	4,320,480
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%[3]	6,480,720	6,480,720

Total Short-Term Investments (Cost $10,801,200)		10,801,200
Total Investments - 100.5% (Cost $90,453,991)		112,912,873
Other Assets, less Liabilities - (0.5)%		(529,328)
Net Assets - 100.0%		$112,383,545

AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of these securities amounted to $2,172,976 or 1.9% of net assets.
[2]	Some of this security, amounting to $740,670 or 0.7% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See below for more information.
[3]	Yield shown represents the March 31, 2026, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2026:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	—	$54,957,466	—	$54,957,466
Industrials	—	24,292,582	—	24,292,582
Materials	$334,660	6,617,946	—	6,952,606
Communication Services	—	4,973,207	—	4,973,207
Consumer Discretionary	—	3,255,452	—	3,255,452
Health Care	—	3,168,544	—	3,168,544
Energy	—	1,668,064	—	1,668,064
Real Estate	—	1,658,424	—	1,658,424
Financials	—	1,185,328	—	1,185,328
Short-Term Investments
Other Investment Companies	10,801,200	—	—	10,801,200
Total Investments in Securities	$11,135,860	$101,777,013	—	$112,912,873

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2026, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2026, was as follows:
Country	% of Long-Term Investments
Australia	1.2
China	26.4
Hong Kong	2.4
India	4.8
Japan	0.9
South Korea	23.1
Taiwan	37.6
Thailand	0.6
United Kingdom	1.2
United States	1.8
100.0

AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$740,670	—	$772,872	$772,872
The following table summarizes the securities received as collateral for securities lending at March 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	11/15/27-05/15/55
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.